Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

A preliminary estimate of the relative fair values allocated to the assets acquired and liabilities assumed are as follows:

Assets acquired:
Transportation vehicles	$328,000
Equipment	20,000
Customer relationship	344,000
Total assets acquired at fair value	692,000
Liabilities assumed:
Notes payable	(192,000)
Net asset acquired	$500,000

Purchase consideration paid:
Cash paid	$100,000
Promissory note	400,000
Total purchase consideration paid	$500,000